EQUITY TRANSACTIONS (Details Narrative) - $ / shares	Jul. 15, 2022	Jul. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Subsidiary, Sale of Stock [Line Items]
Preferred shares, authorized			50,000,000	50,000,000	50,000,000
Preferred shares, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0
Preferred stock, shares outstanding			0	0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares issued					0
Shares issued on initial public offering	5,060,000	5,060,000
Share price	$ 4.00	$ 4.00